Thornburg New Mexico Intermediate Municipal Fund

Annual Report
september 30, 2001

Thornburg New Mexico Intermediate Municipal Fund
All data as of 9.30.01

Fund Facts

Thornburg New Mexico Intermediate Municipal Fund
                                            A Shares        D Shares
SEC Yield                                    2.94%           2.74%
Taxable Equivalent Yields                    5.32%           4.96%
NAV                                         $13.16          $13.16
Max. Offering Price                         $13.43          $13.16

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                     4.99%            6.84%
Five Year                                    4.47%            N/A
Since Inception                              5.54%            4.35%
Inception Date                            (6.18.1991)      (6.1.1999)

The taxable
equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996. The date quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

September 30, 2001

November 15, 2001


Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg Intermediate New Mexico Municipal Fund. The net asset value of the A shares increased by .31 cents to $13.16 during the 12-month period ending September 30, 2001. If you were with us for the entire period, you received dividends of 58.6 cents per share. If you reinvested dividends, you received 59.9 cents per share. Investors who owned D shares received dividends of 55.3 and 56.4 cents per share respectively.

The last year has been an excellent period to own high quality intermediate-term municipal bonds. Market yield levels fell 2.19% on one-year and .62% on fifteen-year AA municipal bonds. This drove up the prices of most bonds held within the Thornburg Intermediate New Mexico Municipal Fund. Furthermore, the fact that short-term yields dropped more than long-term yields imply that the yield curve has steepened. A steeper yield curve typically increases the benefit an intermediate bond receives as it ages and moves closer to maturity.

The fund's average maturity lengthened slightly over the period to 7.1 years, and will likely stay fairly constant over the next few months unless unexpected opportunities arise. While we see no short-term solution to the global economic malaise, we expect that the current aggressive monetary and fiscal policies of our government will eventually work to restore economic growth. The policies may take quite a while to have their effect, so historically low interest rates may be with us for some time.

Since the beginning of the year, yields on money market funds have dropped significantly. As of the beginning of November, the average taxable money market was yielding 2.16%. If you are an investor in the 36% federal tax bracket, that leaves you with only 1.38% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

          % of portfolio               Cumulative %
         maturing within           maturing by end of

              2 years = 20%              2 years = 20%
         2 to 4 years = 12%         2 to 4 years = 32%
         4 to 6 years = 16%         4 to 6 years = 47%
         6 to 8 years = 8%          6 to 8 years = 55%
        8 to 10 years = 18%        8 to 10 years = 73%
       10 to 12 years = 6%        10 to 12 years = 79%
       12 to 14 years = 4%        12 to 14 years = 83%
       14 to 16 years = 8%        14 to 16 years = 90%
       16 to 18 years = 3%        16 to 18 years = 93%
        Over 18 years = 7%         Over 18 years = 100%

Percentages can and do vary. Data as of 9/30/01.

Your Thornburg Intermediate New Mexico Municipal Fund is a laddered portfolio of 200 municipal obligations from all over New Mexico and two U.S. territories. Approximately 91% of the bonds are rated A or better by one of the major rating agencies. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are higher. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

While municipals continue to be well insulated against the erosion of credit quality that has hit corporate bonds, we are cautious about the future outlook. Slowing economic growth has negatively impacted tax revenue for many issuers. The impact is more pronounced for issuers which are particularly dependent upon capital gains, stock option income, and tourism and sales tax revenue. Many issuers have built up large reserve balances, which will help insulate against the current revenue downturn. Other issuers have adopted sound budgeting policies and will keep expenses in line with revenues. In 2000, New Mexico benefited from strong oil and gas severance tax revenues. Declining commodity prices will make this year's budget much harder to balance. We believe the fund is positioned well for the current environment with an average portfolio credit rating of AA and broad diversification.

Municipal bond issuance is up 46% over year 2000 levels through October. The large supply has kept municipal bonds inexpensive relative to other bonds. For example, the yields on ten-year AAA rated tax-free municipal bonds are 90% of the yields on taxable 10-year U.S. Treasury bonds as of November 9, 2001. High quality municipal bonds rarely reach these ratios. If the relationship reverts to long-term averages, then municipals should perform better than Treasury bonds going forward.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance.

Thank you for investing in Thornburg Intermediate New Mexico Municipal Fund.

George Strickland
Portfolio Manager

Past performance is no guarantee of future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of September 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The New Mexico Fund received four stars for the three, five and ten-year periods ended 9/30/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,649, 1,442 and 468 municipal funds for the three, five and ten-year periods, respectively, ended 9/30/01.

Statement of assets and liabilities

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2001

ASSETS
Investments at value (cost $153,741,109) ......................   $159,649,740
Cash ..........................................................        273,195
Receivable for fund shares sold ...............................        170,038
Interest receivable ...........................................      2,169,012
Prepaid expenses and other assets .............................          3,344
         Total Assets .........................................    162,265,329

LIABILITIES
Payable for fund shares redeemed ..............................        295,410
Accounts payable and accrued expenses .........................        178,706
Payable to investment adviser (Note 3) ........................         84,742
Dividends payable .............................................        230,809
         Total Liabilities ....................................        789,667

NET ASSETS ....................................................   $161,475,662

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($158,645,098 applicable to 12,059,658 shares of beneficial interest
outstanding - Note 4) .........................................   $      13.16

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share) ....................           0.27

Maximum Offering Price Per Share ..............................   $      13.43

Class D Shares:
Net asset value, offering and redemption price per share
($2,830,564 applicable to 215,018 shares of beneficial interest
outstanding - Note 4) .........................................   $      13.16


See notes to financial statements.

Statement of operations

Thornburg New Mexico Intermediate Municipal Fund

Year Ended September 30, 2001

INVESTMENT INCOME:
Interest income (net of premium amortized of $448,972) ....   $  8,489,887

EXPENSES:
Investment advisory fees (Note 3) .........................        773,932
Administration fees (Note 3)
         Class A Shares ...................................        190,556
         Class D Shares ...................................          2,927
Distribution and service fees (Note 3)
         Class A Shares ...................................        376,197
         Class D Shares ...................................         23,414
Transfer agent fees
         Class A Shares ...................................         79,973
         Class D Shares ...................................         15,596
Registration and filing fees
         Class A Shares ...................................            608
         Class D Shares ...................................            525
Custodian fees ............................................         84,565
Professional fees .........................................         16,995
Accounting fees ...........................................         11,570
Trustee fees ..............................................          4,451
Other expenses ............................................         17,795

                  Total Expenses ..........................      1,599,104
Less:
         Expenses reimbursed by investment adviser (Note 3)        (14,724)
         Distribution fees waived (Note 3) ................        (11,707)
         Expenses paid indirectly (Note 3) ................        (31,895)

                  Net Expenses ............................      1,540,778

                  Net Investment Income ...................      6,949,109

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain on investments ..........................        232,449
Increase in unrealized appreciation of investments ........      3,405,410

                  Net Realized and Unrealized
                  Gain on Investments .....................      3,637,859

                  Net Increase in Net Assets Resulting
                  From Operations .........................   $ 10,586,968
See notes to financial statements .........................

Statements of changes in net assets

Thornburg New Mexico Intermediate Municipal Fund

                                                                           Year Ended        Year Ended
                                                                       September 30, 2001  September 30, 2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   6,949,109    $   7,169,345
Net realized gain (loss) on investments ..............................         232,449         (947,150)
Increase in unrealized appreciation of investments ...................       3,405,410            7,879

                  Net Increase in Net Assets Resulting from Operations      10,586,968        6,230,074

DIVIDENDS TO SHAREHOLDERS: ...........................................
From net investment income
         Class A Shares ..............................................      (6,850,200)      (7,102,532)
         Class D Shares ..............................................         (98,909)         (66,813)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................       7,782,680       (7,314,297)
         Class D Shares ..............................................         625,089        1,021,871

                  Net Increase (Decrease) in Net Assets ..............      12,045,628       (7,231,697)

NET ASSETS:
         Beginning of year ...........................................     149,430,034      156,661,731

         End of year .................................................   $ 161,475,662    $ 149,430,034


See notes to financial statements.

Notes to financial statements

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2001

Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg Global Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.
The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time of purchase, or redemption and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryfowards are used, capital gain distributions may be reduced to the extent provided by regulations.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of shares outstanding (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2001, the Adviser voluntarily reimbursed certain class specific expenses of $14,724 for Class D shares.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 2001, the Distributor has advised the Fund that it earned net commissions aggregating $3,627 from the sale of Class A shares.
Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.
The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2001, are set forth in the statement of operations. Distribution fees in the amount of $11,707 were waived for Class D shares.
Included in the statement of operations under the caption custodian fees are expense offsets of 31,895 from credits on cash balances maintained on deposit. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Notes to financial statements . . . continued

Thornburg New Mexico Intermediate Municipal Fund

Note  4 - Shares of Beneficial Interest
At September 30, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $157,222,541. Transactions in shares of beneficial interest were as follows:



Class A Shares

Shares sold ....................      2,371,289    $ 30,937,381       2,223,577    $ 28,408,428
Shares issued to shareholders in
    reinvestment of dividends ..        287,840       3,749,463         308,110       3,939,429
Shares repurchased .............     (2,063,230)    (26,904,164)     (3,102,729)    (39,662,154)

Net Increase (Decrease) ........        595,899    $  7,782,680        (571,042)   $ (7,314,297)

Class D Shares .................         Shares        Amount            Shares        Amount
Shares sold ....................         73,603    $    963,669         124,444    $  1,585,825
Shares issued to shareholders in
    reinvestment of dividends ..          6,077          79,233           2,445          31,315
Shares repurchased .............        (32,010)       (417,813)        (46,330)       (595,269)

Net Increase ...................         47,670    $    625,089          80,559    $  1,021,871

Note 5 - Securities Transactions

For the year ended September 30, 2001, the Fund had purchase and sale transactions (excluding short-term securities) of $35,122,072 and $27,473,284, respectively. The cost of investments for Federal income tax purposes is $153,757,823.
At September 30, 2001, net unrealized appreciation of investments was $5,891,917, based on cost for Federal income tax purposes resulting from $6,282,313 gross unrealized appreciation and $390,396 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 2001 aggregated $1,655,510.
At September 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
                  2003     $        127,000
                  2004              555,000
                  2006              7,000
                  2007              34,000
                  2008              595,000
                  2009              320,000
                           $      1,638,000

Financial highlights

Thornburg New Mexico Intermediate Municipal Fund

                                                                     Year Ended September 30,
                                                       2001       2000      1999        1998       1997
Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $   12.85  $   12.92  $   13.45  $    13.28    $  13.09
Income from investment operations:
         Net investment income ................        0.59       0.62       0.61        0.62        0.64
         Net realized and unrealized
            gain (loss) on investments ........        0.31      (0.07)     (0.53)       0.17        0.19

Total from investment operations ..............        0.90       0.55       0.08        0.79        0.83

Less dividends from:
         Net investment income ................       (0.59)     (0.62)     (0.61)      (0.62)      (0.64)

Change in net asset value .....................        0.31      (0.07)     (0.53)       0.17        0.19

Net asset value, end of year ..................   $   13.16  $   12.85  $   12.92  $    13.45    $  13.28

Total return (a) ..............................        7.12%      4.36%      0.55%       6.08%      6.51%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................        4.49%      4.81%      4.57%       4.64%      4.88%
         Expenses, after expense reductions ...        1.01%      0.99%      0.99%       1.00%      1.00%
         Expenses, before expense reductions ..        1.01%      1.03%      1.01%       1.02%      1.05%

Portfolio turnover rate .......................       18.77%     30.23%     15.93%      13.74%     10.06%
Net assets
at end of year (000) ..........................   $  158,645 $   147,279 $  155,540   $ 153,118   $145,850

(a)  Sales loads are not reflected in computing total return

Financial highlights

Thornburg New Mexico Intermediate Municipal Fund

                                                                     Year Ended September 30,
                                                                 2001         2000         1999 (a)
Class D Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $      12.85  $      12.93  $      13.20

Income from investment operations:
         Net investment income .......................           0.55          0.58          0.19
         Net realized and unrealized
            gain (loss) in investments ...............           0.31         (0.08)        (0.27)

Total from investment operations .....................           0.86          0.50         (0.08)

Less dividends from:
         Net investment income .......................          (0.55)        (0.58)        (0.19)

Change in net asset value ............................           0.31         (0.08)        (0.27)

Net asset value, end of year .........................   $      13.16  $      12.85  $      12.93

Total return (b) .....................................           6.84%         4.00%        (0.61)%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................           4.23%         4.55%         4.20% (c)
         Expenses, after expense reductions ..........           1.27%         1.25%         1.27% (c)
         Expenses, before expense reductions .........           2.40%         2.73%         3.70% (c)

Portfolio turnover rate ..............................          18.77%        30.23%        15.93%
Net assets
at end of year (000) .................................   $      2,831  $      2,151   $     1,122


(a) Sales of Class D shares commenced on June 1, 1999.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized


Schedule of investments

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2001

CUSIPS:  Class A - 885-215-301, Class D - 885-215-624
NASDAQ Symbols:  Class A - THNMX, Class D - THNDX (proposed)


3,000,000                Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Asset          NR/AA              $3,077,430
                         Guaranty)
575,000                  Albuquerque Collateralized Mortgage Municipal Class B-2, 0%     Aaa/AAA            294,101
                         due 5/15/2011 (Insured: FGIC)
50,000                   Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/2005       A1/AA              52,403
525,000                  Albuquerque Gross Receipts Prerefunded Adjustment Adjusted      Aaa/AAA            515,897
                         Series B, 0% due 7/1/2002  (ETM)*
625,000                  Albuquerque Gross Receipts Prerefunded Adjustment Adjusted      Aaa/AAA            596,831
                         Series B, 0% due 7/1/2003  (ETM)*
840,000                  Albuquerque Gross Receipts Prerefunded Adjustment Adjusted      Aaa/AAA            743,324
                         Series B, 0% due 7/1/2005  (ETM)*
820,000                  Albuquerque Gross Receipts Prerefunded Adjustment Adjusted      Aaa/AAA            516,100
                         Series B, 0% due 7/1/2012  (ETM)*
755,000                  Albuquerque Gross Receipts Unrefunded Balance Adjustment        Aaa/AAA            741,629
                         Adjusted Series B, 0% due 7/1/2002 (Insured: FSA)
895,000                  Albuquerque Gross Receipts Unrefunded Balance Adjustment        Aaa/AAA            854,215
                         Adjusted Series B, 0% due 7/1/2003 (Insured: FSA)
1,195,000                Albuquerque Gross Receipts Unrefunded Balance Adjustment        Aaa/AAA            1,053,954
                         Adjusted Series B, 0% due 7/1/2005 (Insured: FSA)
1,180,000                Albuquerque Gross Receipts Unrefunded Balance Adjustment        Aaa/AAA            715,104
                         Adjusted Series B, 0% due 7/1/2012 (Insured: FSA)
2,500,000                Albuquerque Hospital Revenue Series A, 6.10% due 8/1/2002       Aaa/AAA            2,577,425
                         (Insured: MBIA)
4,760,000                Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007      Aaa/AAA            5,005,045
                         (Insured: MBIA)
1,650,000                Albuquerque Industrial Development Revenue, 5.80% due           A1/NR              1,718,392
                         6/1/2007 (Universal Printing & Publishing Project;  LOC:
                         Wells Fargo)
1,600,000                Albuquerque Joint Water & Sewage Revenue Series A, 0% due       Aaa/AAA            1,213,760
                         7/1/2008 (Insured: FGIC)
760,000                  Albuquerque Municipal School District Number 012, 5.10% due     Aa2/AA             787,907
                         8/1/2014
415,000                  Albuquerque Refuse Removal And Disposal Revenue Refunding       Aaa/AAA            443,486
                         Series B, 5.00% due 7/1/2010 (Insured: FSA)
1,000,000                Albuquerque Refuse Removal And Disposal Revenue Refunding       Aaa/AAA            1,065,920
                         Series B, 5.00% due 7/1/2011 (Insured: FSA)
305,000                  Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due      Aaa/AAA            310,948
                         6/1/2002 (Evangelical Lutheran Good Samaritan Society
                         Project; Insured: FSA)
170,000                  Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due      Aaa/AAA            177,706
                         6/1/2003 (Evangelical Lutheran Good Samaritan Society
                         Project; Insured: FSA)
560,000                  Albuquerque Special Assessment District Series A, 6.45% due     NR/BBB+            560,168
                         1/1/2015 (Cottonwood Mall Project;  LOC: Sumitomo Bank)
600,000                  Albuquerque Water & Sewer Revenue, 6.25% due 7/1/2008           Aa3/AA             630,468
                         pre-refunded 7/1/02 @ 102
585,000                  Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due   NR/NR              599,713
                         1/1/2011
400,000                  Bernalillo County General Obligation, 7.00% due 2/1/2006        Aa1/AA+            458,516
410,000                  Bernalillo County General Obligation, 7.00% due 2/1/2007        Aa1/AA+            476,736
495,000                  Bernalillo County Gross Receipts Tax Revenue, 5.50% due         Aa3/AA             539,431
                         10/1/2011
2,000,000                Bernalillo County Gross Receipts Tax Revenue, 5.75% due         Aa3/AA             2,165,140
                         10/1/2015
2,300,000                Bernalillo County Multi Family Housing Revenue Series 1988,     NR/AA              2,355,292
                         5.80% due 11/1/2025 put 11/1/06 (Sunchase Apartments
                         Project;  Insured: AXA Reinsurance Co.)
4,500,000                Bernalillo County Multi Family Housing Revenue Series 1994-A,   NR/AA              4,587,930
                         6.50% due 10/1/2019 put 10/1/05 (Village Apartments Project;
                         Insured: AXA Reinsurance Co.)
495,000                  Cibola County Gross Receipts Tax Revenue, 5.875% due            Aaa/AAA            556,672
                         11/1/2008 (Insured: AMBAC)
555,000                  Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010   Aaa/AAA            633,882
                         (Insured: AMBAC)
1,000,000                Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014          NR/AA              1,077,590
                         pre-refunded 6/1/03 @ 102 (Insured: Asset Guaranty)
1,500,000                Dona Ana County Gross Receipts Tax Refunding and Improvement    NR/AA              1,613,325
                         Series 1993, 5.875% due 6/1/2009 pre-refunded 6/1/03 @ 102
                         (Insured: Asset Guaranty)
500,000                  Eastern New Mexico University Revenues Refunding &              Aaa/AAA            503,115
                         Improvement, 4.95% due 4/1/2006 (Insured: AMBAC)
725,000                  Espanola Gross Receipts Tax Refunding & Improvement, 5.70%      Aaa/AAA            734,316
                         due 3/1/2006
765,000                  Espanola Gross Receipts Tax Refunding & Improvement, 5.80%      Aaa/AAA            775,213
                         due 3/1/2007
1,000,000                Farmington Municipal Schoo District 5 Refunding, 5.00% due      Aaa/NR             1,050,670
                         9/1/2011
1,000,000                Farmington Municipal School District Number 005, 5.00% due      A1/NR              1,002,160
                         9/1/2002
900,000                  Farmington Pollution Control Revenue, 2.70% due 5/1/2024 put    P1/A1+             900,000
                         10/01/01 (LOC: Bank of America) (daily demand note)
3,000,000                Farmington Pollution Control Revenue, 2.70% due 9/1/2024put     P1/A1+             3,000,000
                         10/01/04 (LOC: Barclays Bank) (daily demand notes)
775,000                  Gallup Pollution Control Revenue Refunding, 6.20% due           Aaa/AAA            813,417
                         8/15/2003 (Plains Electric Generation Project;  Insured:
                         MBIA)
2,770,000                Gallup Pollution Control Revenue Refunding, 6.65% due           Aaa/AAA            2,897,032
                         8/15/2017 (Plains Electric Generation Project;  Insured MBIA)
1,500,000                Gallup Pollution Control Revenue Refunding Series 1992, 6.45%   Aaa/AAA            1,565,460
                         due 8/15/2006 (Insured: MBIA)
1,385,000                Grant County  Hospital Facility Revenue, 5.50% due 8/1/2010     NR/AA              1,508,210
                         (Gila Regional Medical Center Project)
1,310,000                Grant County Hospital Facility Revenue, 5.50% due 8/1/2009      NR/AA              1,425,437
                         (Gila Regional Medical Center Project)
315,000                  Hidalgo County Municipal School District of Lordsburg, 6.875%   NR/NR              323,968
                         due 7/1/2002
625,000                  Las Cruces Gross Receipts Refunding Revenue, 5.85% due          A3/A               628,775
                         12/1/2001
1,500,000                Las Cruces Gross Receipts Refunding Revenue Series 1992,        A3/A               1,575,210
                         6.25% due 12/1/2005
420,000                  Las Cruces Joint Utility Refunding and Improvement Revenue,     A1/NR              441,588
                         6.50% due 7/1/2007 (ETM)*
780,000                  Las Cruces Joint Utility Refunding and Improvement Revenue,     A1/NR              820,825
                         6.50% due 7/1/2007 pre-refunded 7/1/02 @ 102
1,000,000                Las Cruces School District 002, 5.50% due 8/1/2010              Aa3/NR             1,097,940
2,650,000                Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013         Baa2/BBB-          2,703,901
                         (Phelps Dodge Project)
1,300,000                Los Alamos County Incorporated Utility Series A, 5.80% due      Aaa/AAA            1,405,820
                         7/1/2006 (Insured: FSA)
715,000                  Los Alamos County Incorporated Utility Systems Revenue Series   Aaa/AAA            777,727
                         A, 6.00% due 7/1/2015 (Insured: FSA)
3,445,000                Los Alamos County Utility System Revenue Refunding Series A,    Aaa/AAA            3,765,454
                         6.00% due 7/1/2008 (Insured: FSA)
350,000                  Milan General Obligation Sanitary Sewer Series 1994, 7.00%      NR/NR              381,829
                         due 9/1/2013
900,000                  New Mexico Educational Assistance Foundation Revenue, 6.20%     Aaa/NR             905,454
                         due 12/1/2001
520,000                  New Mexico Educational Assistance Foundation Revenue, 5.50%     NR/NR              541,315
                         due 11/1/2003
590,000                  New Mexico Educational Assistance Foundation Revenue, 6.45%     Aaa/NR             615,169
                         due 12/1/2004
365,000                  New Mexico Educational Assistance Foundation Revenue, 6.85%     A2/NR              383,250
                         due 12/1/2005
1,445,000                New Mexico Educational Assistance Foundation Revenue, 6.65%     Aaa/NR             1,539,286
                         due 3/1/2007
10,000                   New Mexico Educational Assistance Foundation Student Loan       Aa/NR              10,549
                         Revenue, 5.40% due 8/1/2004
1,530,000                New Mexico Educational Assistance Student Loan, 6.70% due       Aaa/AAA            1,557,249
                         4/1/2002 (Insured: AMBAC)
1,600,000                New Mexico Educational Assistance Student Loan, 6.50% due       Aaa/NR             1,630,768
                         3/1/2004
770,000                  New Mexico Educational Assistance Student Loan Series 2-B,      NR/NR              806,421
                         5.75% due 12/1/2008
175,000                  New Mexico Finance Authority Revenue Public Project Revolving   Aaa/AAA            182,917
                         Fund Series A, 5.75% due 6/1/2016 (Insured: FSA)
500,000                  New Mexico Finance Authority Revenue Public Project Revolving   Aaa/AAA            507,820
                         Fund Series C, 4.50% due 6/1/2002 (Insured: MBIA)
1,010,000                New Mexico Finance Authority Revenue Series C, 5.15% due        Aaa/AAA            1,067,924
                         6/1/2012 (Insured: MBIA)
320,000                  New Mexico Finance Authority Revenue Series C, 5.25% due        Aaa/AAA            337,661
                         6/1/2013 (Insured: MBIA)
320,000                  New Mexico Finance Authority Revenue Series C, 5.35% due        Aaa/AAA            337,382
                         6/1/2014 (Insured: MBIA)
355,000                  New Mexico Finance Authority Revenue Series C, 5.45% due        Aaa/AAA            374,656
                         6/1/2015 (Insured: MBIA)
4,355,000                New Mexico Highway Commission Tax Revenue, 5.125% due           Aa2/AA+            4,632,805
                         6/15/2010
500,000                  New Mexico Highway Commission Tax Revenue Senior Subordinated   Aa2/AA+            535,310
                         Lien Series A, 5.00% due 6/15/2010
5,000,000                New Mexico Highway Commission Tax Senior Subordinated Lien,     Aa2/AA+            5,629,500
                         6.00% due 6/15/2011
400,000                  New Mexico Highway Commission Tax Senior Subordinated Lien      Aa2/AA+            449,596
                         Series A, 6.00% due 6/15/2007
780,000                  New Mexico Hospital Equipment Loan, 5.60% due 6/1/2002          Baa2/NR            784,828
                         (Memorial Medical Center Project)
1,140,000                New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010         Aa3/AA-            1,196,852
                         (Catholic Health Initiatives Project)
2,000,000                New Mexico Hospital Equipment Loan, 5.375% due 6/1/2018         Baa2/NR            1,721,680
                         (Memorial Medical Center Project)
3,205,000                New Mexico Hospital Equipment Loan Series A, 5.75% due          A1/A               3,371,147
                         8/1/2016 (Presbyterian Healthcare  Project)
1,000,000                New Mexico MFA Forward Mortgage  Series C, 6.50% due 7/1/2025   NR/AAA             1,072,820
                         (Collateralized: FNMA/GNMA)
775,000                  New Mexico MFA General, 5.80% due 9/1/2019                      NR/A+              805,667
345,000                  New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized:        NR/AAA             361,639
                         FNMA/GNMA)
975,000                  New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized:        NR/AAA             1,016,496
                         FNMA/GNMA)
1,430,000                New Mexico MFA SFMR, 0% due 9/1/2019                            NR/AAA             901,272
1,620,000                New Mexico MFA SFMR Series  C 2, 6.05% due 9/1/2021             NR/AAA             1,695,411
                         (Collateralized: FNMA/GNMA)
625,000                  New Mexico MFA SFMR Series 1992 A-1, 6.90% due 7/1/2008         NR/AAA             646,344
535,000                  New Mexico MFA SFMR Series A-3, 6.15% due 9/1/2017              NR/AAA             575,671
                         (Collateralized: FNMA/GNMA)
125,000                  New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009              NR/AAA             128,608
                         (Collateralized: FNMA/GNMA)
990,000                  New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016               NR/AAA             1,045,094
                         (Collateralized: FNMA/GNMA)
2,475,000                New Mexico MFA SFMR Series D 2, 5.875% due 9/1/2021             NR/AAA             2,551,923
                         (Collateralized: FNMA/GNMA)
170,000                  New Mexico MFA SFMR Series H, 5.45% due 1/1/2006                NR/AAA             181,433
                         (Collateralized: FNMA/GNMA)
175,000                  New Mexico MFA SFMR Series H, 5.45% due 7/1/2006                NR/AAA             188,034
                         (Collateralized: FNMA/GNMA)
100,000                  New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009           NR/AAA             103,022
                         (Collateralized: FNMA/GNMA)
1,000,000                New Mexico MFA Single Family Series E 2, 5.875% due 9/1/2020    NR/AAA             1,056,830
1,000,000                New Mexico Mortgage Finance Multifamily Refunding  Series B,    Aaa/NR             1,035,070
                         5.00% due 7/1/2031 (Sombra Delaware Oso Apartments Project)
1,910,000                New Mexico Mortgage Finance Multifamily Refunding Series C,     Aaa/NR             1,976,984
                         5.00% due 7/1/2031 (Riverwalk Apartments Project)
2,785,000                New Mexico Mortgage Finance Multifamily Refunding Series D,     Aaa/NR             2,882,670
                         5.00% due 7/1/2031 (Tierra Pointe I Apartments Project)
25,000                   New Mexico Student Loan Revenue, 5.55% due 12/1/2001            NR/NR              25,095
750,000                  Puerto Rico Public Improvement General Obligation, 6.60% due    NR/AAA             786,713
                         7/1/2004 pre-refunded 7/1/02 @ 101.5
500,000                  Rio Rancho Water and Wastewater System, 8.00% due 5/15/2002     Aaa/AAA            517,845
                         (Insured: FSA)
1,000,000                Rio Rancho Water and Wastewater System, 6.50% due 5/15/2006     Aaa/AAA            1,133,110
                         (Insured: FSA)
120,000                  Ruidoso Gross Receipts Tax Revenue Refunding, 5.00% due         Baa1/NR            123,818
                         8/15/2003
500,000                  San Juan County Gross Receipts, 5.30% due 9/15/2009             A1/NR              536,935
1,000,000                San Juan County Gross Receipts Gas Tax Refunding Revenue        A1/NR              1,128,770
                         Series B, 7.00% due 9/15/2009 pre-refunded 9/15/04 @ 101
115,000                  Sandoval County Gross Receipts Tax Refunding Revenue Series     Baa1/NR            122,943
                         1992, 7.00% due 11/1/2007 pre-refunded 11/1/02
125,000                  Sandoval County Gross Receipts Tax Refunding Revenue Series     Baa1/NR            133,634
                         1992, 7.00% due 11/1/2008 pre-refunded 11/1/02
135,000                  Sandoval County Gross Receipts Tax Refunding Revenue Series     Baa1/NR            144,324
                         1992, 7.00% due 11/1/2009 pre-refunded 11/1/02
145,000                  Sandoval County Gross Receipts Tax Refunding Revenue Series     Baa1/NR            155,015
                         1992, 7.00% due 11/1/2010 pre-refunded 11/1/02
400,000                  Sandoval County Landfill Revenue, 5.70% due 7/15/2013           NR/NR              407,820
840,000                  Sandoval County Revenue Refunding Series B, 5.75% due           NR/NR              885,478
                         2/1/2010
800,000                  Santa Fe Community College District, 4.75% due 8/1/2007         Aa3/NR             800,576
640,000                  Santa Fe County, 5.00% due 7/1/2007                             Aaa/NR             678,829
785,000                  Santa Fe County, 5.00% due 7/1/2008                             Aaa/NR             825,608
1,950,000                Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement   NR/NR              2,053,467
                         District Project)
356,000                  Santa Fe County Office and Training Facilities Project          Aaa/NR             362,202
                         Revenue Series 1990, 9.00% due 1/1/2002  (ETM)*
372,000                  Santa Fe County Office and Training Facilities Project          Aaa/NR             391,102
                         Revenue Series 1990, 9.00% due 7/1/2002  (ETM)*
406,000                  Santa Fe County Office and Training Facilities Project          Aaa/NR             451,764
                         Revenue Series 1990, 9.00% due 7/1/2003  (ETM)*
443,000                  Santa Fe County Office and Training Facilities Project          Aaa/NR             516,157
                         Revenue Series 1990, 9.00% due 7/1/2004  (ETM)*
626,000                  Santa Fe County Office and Training Facilities Project          Aaa/NR             806,538
                         Revenue Series 1990, 9.00% due 1/1/2008  (ETM)*
1,000,000                Santa Fe County Project Revenue Series A, 5.50% due 5/15/2015   NR/NR              906,200
                         (El Castillo Retirement Project)
200,000                  Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007     NR/BBB             203,508
                         (St. Johns College Project)
210,000                  Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008     NR/BBB             213,765
                         (St. Johns College Project)
1,215,000                Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017     NR/BBB             1,176,412
                         (St. Johns College Project)
120,000                  Santa Fe Housing Development Corporation Multi Family Revenue   A2/NR              121,805
                         Refunding Series 1993-A, 5.50% due 2/1/2004 (Villa Camino
                         Consuelo Project)
1,900,000                Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2002     Aaa/AAA            1,866,351
                         (Insured: FGIC)
1,945,000                Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2003     Aaa/AAA            1,820,170
                         (Insured: FGIC)
1,945,000                Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2004     Aaa/AAA            1,695,145
                         (Insured: FGIC)
1,895,000                Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2005     Aaa/AAA            1,536,580
                         (Insured: FGIC)
500,000                  Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2006     Aaa/AAA            377,375
                         (Insured: FGIC)
1,945,000                Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2011     Aaa/AAA            1,023,128
                         (Insured: FGIC)
4,500,000                Santa Fe Industrial Revenue Housing Refunding, 7.25% due        NR/NR              4,667,220
                         12/1/2005 (Ponce de Leon Project;  Guaranteed: Health Care
                         REIT)
340,000                  Santa Fe New Mexico Community College District, 4.75% due       Aa3/NR             340,139
                         8/1/2009
370,000                  Santa Fe Refuse Disposal Systems Improvement Net Revenue        A3/NR              391,634
                         Series 1996-B, 5.50% due 6/1/2004
325,000                  Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/2003    A3/NR              339,086
200,000                  Santa Fe Revenue Capital Appreciation Improvement, 0% due       Aaa/AAA            121,552
                         7/1/2009 (Saint Vincent Hospital Project; Insured: FGIC)
385,000                  Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized:             Aaa/NR             409,105
                         FNMA/GNMA)
220,000                  Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized:             Aaa/NR             234,421
                         FNMA/GNMA)
300,000                  Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized:             Aaa/NR             321,135
                         FNMA/GNMA)
360,000                  Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized:             Aaa/NR             365,663
                         FNMA/GNMA)
100,672                  Santa Fe SFMR Series 1991, 8.45% due 12/1/2011 (Insured:        Aaa/NR             103,912
                         FGIC)
745,000                  Santa Fe Solid Waste Management Agency Facility Revenue,        NR/NR              788,188
                         5.75% due 6/1/2004
760,000                  Santa Fe Solid Waste Management Agency Facility Revenue,        NR/NR              816,643
                         5.90% due 6/1/2005
775,000                  Santa Fe Solid Waste Management Agency Facility Revenue,        NR/NR              842,169
                         6.00% due 6/1/2006
875,000                  Santa Fe Solid Waste Management Facilities Revenue, 6.10% due   NR/NR              958,571
                         6/1/2007
150,000                  Santa Fe Utility Revenue Refunding Series A, 8.00% due          Aaa/AAA            169,503
                         6/1/2004 (Insured: AMBAC)
195,000                  Santa Rosa Consolidated School District 8 Guadalupe & San       Baa3/NR            195,678
                         Miguel Counties GO Series 1991, 7.00% due 8/1/2003
210,000                  Santa Rosa Consolidated School District 8 Guadalupe & San       Baa3/NR            210,731
                         Miguel Counties GO Series 1991, 7.00% due 8/1/2004
260,000                  Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008   Aaa/AAA            282,409
                         (Evangelical Lutheran Good Samaritan Project;  Insured:
                         AMBAC)
180,000                  Taos County Local Hospital Gross Receipts Tax Revenue Series    NR/AA              181,240
                         1992, 6.125% due 12/1/2001 (Insured: Asset Guaranty) (ETM)*
380,000                  Taos Municipal School District Number 001, 5.00% due 9/1/2005   Aaa/NR             407,934
405,000                  Taos Municipal School District Number 001, 5.00% due 9/1/2006   Aaa/NR             437,197
410,000                  Taos Municipal School District Number 001, 5.90% due 9/1/2007   Aaa/AAA            437,388
                         (Insured: FSA)
435,000                  Taos Municipal School District Number 001, 5.95% due 9/1/2008   Aaa/AAA            464,467
                         (Insured: FSA)
460,000                  Taos Municipal School District Number 001, 6.00% due 9/1/2009   Aaa/AAA            491,588
                         (Insured: FSA)
355,000                  Taos Municipal School District Number 001 Refunding, 5.00%      Aaa/NR             377,088
                         due 9/1/2004
450,000                  Taos Municipal School District Number 001 Refunding, 5.00%      Aaa/NR             485,154
                         due 9/1/2008
1,000,000                U.S. Virgin Islands Public Finance Authority Revenue            NR/AAA             1,000,400
                         Refunding Series A, 6.90% due 10/1/2001  (ETM)*
330,000                  U.S. Virgin Islands Public Finance Authority Series 1992-A,     NR/AAA             345,949
                         7.00% due 10/1/2002 (ETM)*
600,000                  University of New Mexico University Revenues Series A, 6.00%    Aa3/AA             673,428
                         due 6/1/2021
1,105,000                Villa Hermosa Multi Family Housing Revenue, 5.85% due           NR/AAA             1,137,730
                         11/20/2016 (Collateralized: GNMA)
1,385,000                Western New Mexico University System Revenue Series 1995,       Baa2/NR            1,565,202
                         7.75% due 6/15/2019 pre-refunded 6/15/04

                         TOTAL INVESTMENTS (Cost $153,741,109)                                          $ 159,649,740


+                        Credit ratings are unaudited.
                         See notes to financial statements.

Index Comparisons

Thornburg New Mexico Intermediate Municipal Fund
Index Comparison
Compares performance of the New Mexico Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to September 30, 2001. On September 30, 2001, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.


Class A
Average Annual Total Returns (at max. offering price) (periods ended 9.30.01)
One Year:                  4.99%
Five  Years:               4.47%
From Inception (6/18/91):  5.54%


Class D
Average Annual Total Returns (at max. offering price) (periods ended 9.30.01)
One Year:                   6.84%
From Inception (6/1/99):    4.35%

Thornburg New Mexico INTERMEDIATE municipal fund a shares
Outperformed Tax-Free Money Market Funds
(unaudited)


Thornburg New Mexico Intermediate Municipal Fund

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.